Expense Example - FidelityGrowthStrategiesFund-RetailPRO - FidelityGrowthStrategiesFund-RetailPRO - Fidelity Growth Strategies Fund - Fidelity Growth Strategies Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942